Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 03, 2023
Future confirming events	one or more future confirming events		one or more future confirming events
Cash equivalents, Carrying value	$ 0		$ 0	$ 0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits, Amounts accrued for interest and penalties	0		0	0
Income tax expenses benefit	0		0	$ 0
FDIC, Insured amount	$ 250,000		$ 250,000
Term of short term investments	3 months		3 months
Weighted average number diluted shares outstanding adjustment	0	0	0	0
Assets Held-in-trust, Noncurrent	$ 48,590,022		$ 313,913,217	$ 309,450,720
Accounts receivable, non current	32,565		887,555
Aggregate offering costs incurred	17,501,346		17,501,346
Offering costs charged to temporary equity	16,915,008		16,915,008
Offering costs charged to income statement	586,339		586,339
Trust Accounts Receivable [Member]
Accounts receivable	854,990
Cash [Member]
Assets Held-in-trust, Noncurrent	$ 48,590,022
US Treasury Securities [Member]
Assets Held-in-trust, Noncurrent			$ 313,913,217
Class A ordinary shares
Temporary equity shares outstanding	4,646,574		30,945,072	30,945,072
Number of Common stock into which the class of warrant or right be converted	16,441,034		16,441,034
Temproary equity, redemption price per share	$ 0.03				$ 10.21